Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000100297
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,897		$ 10,597	$ 10,916	$ 11,197	$ 10,263	$ 11,701	$ 11,878	$ 11,701	$ 12,717	$ 13,420	$ 13,966
C000093604
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,744	11,106	11,433	10,512	12,014	12,227	12,061	13,141	13,917	14,520
C000176299
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		10,738	11,100	11,416	10,496	11,999	12,225	12,060	13,141	13,903	14,506
C000024652
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,544		9,542	9,556	9,889	10,468	10,488	9,875	9,338	9,408	9,845	10,336
C000024654
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		9,922	9,862	10,127	10,640	10,579	9,900	9,278	9,274	9,705	10,190
C000219628
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		9,997	10,013	10,361	10,968	10,994	10,383	9,842	9,940	10,429	10,977
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mortgage Backed Securities Index
Accumulated Value	10,000		10,017	10,095	10,542	11,283	11,273	10,719	10,199	10,340	10,898	11,529
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mortgage Backed Securities Index
Accumulated Value	10,000		10,017	10,095	10,542	11,283	11,273	10,719	10,199	10,340	10,898	11,529
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mortgage Backed Securities Index
Accumulated Value	$ 10,000		$ 10,017	$ 10,095	$ 10,542	$ 11,283	$ 11,273	$ 10,719	$ 10,199	$ 10,340	$ 10,898	$ 11,529